Investment Securities, Available-for-sale Securities, Transaction Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Proceeds from sales, calls/paydowns and maturities of securities available for sale, gross realized gains and gross realized losses [Abstract]
Proceeds from sales		$ 29,219	$ 0	$ 0
Proceeds from calls/paydowns		247,624	192,003	78,230
Proceeds from maturities		10,007	10,052	45,604
Gross realized gains	[1]	1,155	0	0
Gross realized losses		0	0	$ 0
Securities available for sale pledged to secure short-term borrowings and for other purposes		$ 267,600	$ 207,500

[1]	Not within the scope of ASC 606.